Amount Due from/(to) Related Parties (Details)	6 Months Ended
Jun. 30, 2026 MYR (RM)
Schedule of Material Transactions with Related Parties [Line Items]
Interest rate	1.50%
Mr. Lee Seng Chi [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Rental payments	RM 26,000